Depreciation, amortisation and impairment - Summary of Depreciation, Amortisation and Impairment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Depreciation and amortisation expense [abstract]
Depreciation of property, plant and equipment (refer Note 5)	₨ 23,503	$ 250	₨ 18,941	₨ 15,628
Amortisation of intangible assets (refer Note 6)	1,877	20	1,632	1,485
Impairment loss on Goodwill (refer Note 6)	812	9
Impairment loss on intangible assets (refer Note 6)	160	2
Depreciation of right of use assets (refer Note 7)	386	4	97	470
Total	₨ 26,738	$ 285	₨ 20,670	₨ 17,583